Additional information on the consolidated statements of loss (Tables)	12 Months Ended
Dec. 31, 2022
Additional Information On Consolidated Statements Of Income (Loss) [Abstract]
Disclosure of detailed information about consolidated statements of loss [Table Text Block]
	2022	2021
	$	$
Revenues

Royalty interests	144,066	140,279
Stream interests	73,743	59,333
Offtake interests	-	25,265
	217,809	224,877

Cost of sales

Royalty interests	1,055	551
Stream interests	15,021	12,752
Offtake interests	-	24,343
	16,076	37,646

Depletion

Royalty interests	27,362	28,958
Stream interests	23,993	19,135
Offtake interests	-	268
	51,355	48,361

	2022	2021
	$	$
Other operating expenses

Employee benefit expenses (see below)	15,186	15,253
Professional fees	4,633	3,602
Insurance costs	2,005	2,156
Impairment of assets	1,818	2,948
Amortization	1,060	1,061
Communication and promotional expenses	842	661
Public company expenses	782	632
Travel expenses	606	76
Rent and office expenses	561	477
Cost recoveries	(552)	(552)
Other expenses	468	402
	27,409	26,716
Employee benefit expenses

Salaries and wages	8,282	8,079
Share-based compensation	7,124	7,726
Cost recoveries from associates	(220)	(552)
	15,186	15,253

Other (losses) gains, net

Change in fair value of financial assets at fair value through profit and loss	(16,848)	6,987
Net gain on dilution of investments in associates (Note 9)	3,604	-
Net gain on acquisition of investments(i)	48	7,416
Impairment of investments	(2,361)	(2,112)
Other	-	33
	(15,557)	12,324

(i) Represents changes in the fair value of the underlying investments between the respective subscription dates and the closing dates.